January 4, 2008

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

         Re:      MainStay VP Series Fund, Inc.
                  (FILE NOS.  002-86082 / 811-03833-01)

Dear Sir or Madam:

On behalf of 13 series of MainStay VP Series Fund, Inc. (the "Fund"), a registered open-end management investment company, and pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith for filing via EDGAR is a preliminary proxy statement and form of proxy for a Special Meeting of Shareholders of the series ("Special Meeting") to be held on March 17, 2008. Definitive copies of the proxy statement, form of proxy, and other soliciting materials are expected to go effective January 14, 2008, and be mailed to shareholders beginning on or about February 1, 2008. Please note the following will be filed by amendment: (1) December 31, 2007 asset levels for each series; (2) estimated proxy costs; (3) Appendix D; and (4) Appendix G.

The Special Meeting is being held to ask shareholders of the applicable series to provide instructions to the following proposal:

     1. To approve a revised and restated Management Agreement between New York Life Investment Management LLC and the Fund that, for 13 Portfolios of the Fund, will consolidate the advisory services and administrative services into one Agreement, will introduce breakpoints and, for certain Portfolios, will impose an increase in overall fees, as described in the accompanying Notice of Special Meeting and Proxy Statement.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please do not hesitate to contact the undersigned at
973.394.4447 or Barry E. Simmons at 973.394.4436.

Very truly yours,


/s/ Jeffrey A. Engelsman
-----------------------------
Jeffrey A. Engelsman
Assistant Secretary
MainStay VP Series Fund, Inc.

Enclosures